RESTORATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restoration Provision Roll-forward
Balance at the beginning of the period	$ 7,567
Balance at end of period	16,544	$ 7,567
Restoration provision associated with assets held for sale
Restoration Provision Roll-forward
Balance at the beginning of the period	7,567	7,072
New provisions	1,951	938
Changes in estimates	(638)	663
Disposals and settlements	(139)	(256)
New provisions assumed from acquisition	7,435
Unwinding of discount	368	214
Reclassification to liabilities related to assets held for sale		(1,064)
Balance at end of period	$ 16,544	$ 7,567